(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
(Losses)/gains on derivative instruments and other financial items, net

10.	(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET
(Losses)/gains on derivative instruments, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	(5,971)	(15,583)	72,269
Net interest income/(expense) on undesignated IRS derivatives	6,036	8,356	(772)
Gains/(losses) on derivative instruments, net	65	(7,227)	71,497
Other financial items, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Financing arrangement fees and other related costs (1)	(5,157)	(1,667)	(9,340)
Amortization of debt guarantees (2)	1,432	2,019	2,657
Foreign exchange gain/(loss) on operations	205	(941)	1,598
Other	(797)	(311)	(295)
Other financials items, net	(4,317)	(900)	(5,380)
(1) For the year ended December 31, 2024, financing arrangement fees and other related costs included $5.0 million financial charges incurred by the FLNG Hilli's lessor VIE. There were no similar transactions for the year ended December 31, 2023. For the year ended December 31, 2022 these costs mainly comprised of (i) $4.9 million write-off of deferred financing fees and expenses in relation to an undrawn corporate bilateral facility, the availability of which expired in June 2022; (ii) $2.3 million loss on partial repurchase of our $300.0 million senior unsecured bonds (“2021 Unsecured Bonds”) in December 2022 (note 21); and (iii) $1.4 million commitment fees paid in relation to the undrawn portion of the Corporate RCF, which was canceled in November 2022 (note 21).
(2) “Amortization of debt guarantees” relates to guarantee fees earned for the provision of:
•charter guarantees for our former equity method investment, Golar Partners. Under the omnibus agreement, Golar agreed to guarantee certain obligations of the charters of the Golar Winter, Golar Eskimo and NR Satu. We shall comply with all covenants and terms, including provision of covenants compliance reports, if required. We shall also indemnify, defend and hold harmless NFE and each of its affiliates from and against all losses, liabilities, damages, costs and expenses of every kind and nature, reasonable attorneys’ fees and expert’s fees arising in connection with our failure to comply with the foregoing. The maximum potential exposure in respect of these guarantees is not known as these matters cannot be reliably measured. The likelihood of triggering the guarantees is remote based on our past performance. The guarantee in relation to Golar Winter ended in September 2024 and that for NR Satu ended in November 2024.
• debt guarantees for certain of CoolCo's outstanding sale and leaseback debts which ended in November 2024.